UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 12/31/2008

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/27/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$ 43,973

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
STANDARD & POORS MIDCAP 400 DE EF               595635103      204     2100 SH       SOLE                     2100
VANGUARD TOTAL STK MKT         EF               922908769      319     7131 SH       SOLE                     7131
3M COMPANY                     COM              88579y101     1722    29920 SH       SOLE                    29920
ABBOTT LABORATORIES            COM              002824100     2047    38352 SH       SOLE                    38352
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      710    14120 SH       SOLE                    14120
ANADARKO PETROLEUM CORP.       COM              032511107     1894    49120 SH       SOLE                    49120
ASML HOLDING NV                COM              N07059186      928    51360 SH       SOLE                    51360
BERKSHIRE HATHAWAY CL A        COM              084670108      676        7 SH       SOLE                        7
BERKSHIRE HATHAWAY CL B        COM              084670207     3185      991 SH       SOLE                      991
CATERPILLAR INC.               COM              149123101     1515    33910 SH       SOLE                    33910
CHEVRON CORPORATION            COM              166764100      380     5136 SH       SOLE                     5136
CISCO SYSTEMS, INC.            COM              17275R102     1080    66267 SH       SOLE                    66267
CLAYMORE GLOB SOLAR ENRGY      COM              18383m621      969   110493 SH       SOLE                   110493
DEVON ENERGY CORP NEW          COM              25179m103      263     4000 SH       SOLE                     4000
DOMINION RESOURCE INC. VA NEW  COM              25746U109      366    10202 SH       SOLE                    10202
DUKE ENERGY CORP NEW           COM              26441C105      150    10000 SH       SOLE                    10000
EMERSON ELECTRIC CO.           COM              291011104     1386    37869 SH       SOLE                    37869
EXXON MOBIL CORP.              COM              30231G102     2489    31183 SH       SOLE                    31183
GENERAL ELECTRIC CO.           COM              369604103     1891   116755 SH       SOLE                   116755
GOLDMAN SACHS GROUP INC.       COM              38141g104     1166    13819 SH       SOLE                    13819
GOOGLE INC. CL A               COM              38259P508     1958     6363 SH       SOLE                     6363
JOHNSON & JOHNSON              COM              478160104     2286    38207 SH       SOLE                    38207
LOCKHEED MARTIN CORP.          COM              539830109      252     3000 SH       SOLE                     3000
MEDTRONIC INC.                 COM              585055106     1561    49690 SH       SOLE                    49690
MICROSOFT CORP.                COM              594918104      266    13680 SH       SOLE                    13680
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1015    40645 SH       SOLE                    40645
NESTLE SPON ADR REPSTG REG SH  COM              641069406      252     6351 SH       SOLE                     6351
NEW ENGLAND BANCSHARES INC.    COM              643863202      135    16841 SH       SOLE                    16841
NORTHROP GRUMMAN CORP.         COM              666807102      240     5334 SH       SOLE                     5334
PEPSICO INC.                   COM              713448108     1840    33604 SH       SOLE                    33604
PETROLEO BRAS VTG SPD ADR      COM              71654v408      425    17345 SH       SOLE                    17345
PLUM CREEK TIMBER CO. INC.     COM              729251108      896    25795 SH       SOLE                    25795
PROCTOR GAMBLE CO.             COM              742718109     2876    46530 SH       SOLE                    46530
ROCKVILLE FINANCIAL INC.       COM              774186100      140    10000 SH       SOLE                    10000
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      427     8075 SH       SOLE                     8075
SECTOR SPDR FINANCIAL          COM              81369Y605      927    74040 SH       SOLE                    74040
TRANSOCEAN LTD. ZUG            COM              h8817h100      209     4425 SH       SOLE                     4425
UNITED STATES OIL FUND LP      COM              91232n108      323     9765 SH       SOLE                     9765
UNITED TECHNOLOGIES CORP.      COM              913017109      300     5600 SH       SOLE                     5600
V F CORP.                      COM              918204108      301     5500 SH       SOLE                     5500
VANGUARD EUROPEAN              COM              922042874     1287    33560 SH       SOLE                    33560
VANGUARD PACIFIC               COM              922042866     1776    40528 SH       SOLE                    40528
WELLS FARGO AND CO. NEW        COM              949746101      283     9600 SH       SOLE                     9600
ZIMMER HOLDINGS, INC.          COM              98956p102      658    16269 SH       SOLE                    16269